Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	25,661,488	25,649,824
Common stock, shares outstanding	25,661,488	25,649,824